Derivatives And Financial Instruments (Schedule Of Derivative Positions And Respective Fair Values) (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jul. 30, 2010 Interest Rate Swap [Member]	Jan. 31, 2011 Interest Rate Swap [Member]	Jan. 31, 2012 Derivatives Designated As Hedging Instruments [Member] Short-Term Foreign Currency Forward [Member]	Jan. 31, 2011 Derivatives Designated As Hedging Instruments [Member] Short-Term Foreign Currency Forward [Member]	Jan. 31, 2012 Derivatives Not Designated As Hedging Instruments [Member] Short-Term Foreign Currency Forward [Member]	Jan. 31, 2011 Derivatives Not Designated As Hedging Instruments [Member] Short-Term Foreign Currency Forward [Member]	Jan. 31, 2012 Prepaid Expenses And Other Current Assets [Member] Derivatives Designated As Hedging Instruments [Member] Short-Term Foreign Currency Forward [Member]	Jan. 31, 2011 Prepaid Expenses And Other Current Assets [Member] Derivatives Designated As Hedging Instruments [Member] Short-Term Foreign Currency Forward [Member]	Jan. 31, 2012 Other Current Liabilities [Member] Derivatives Designated As Hedging Instruments [Member] Short-Term Foreign Currency Forward [Member]	Jan. 31, 2011 Other Current Liabilities [Member] Derivatives Designated As Hedging Instruments [Member] Short-Term Foreign Currency Forward [Member]	Jan. 31, 2012 Other Current Liabilities [Member] Derivatives Not Designated As Hedging Instruments [Member] Short-Term Foreign Currency Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative Maturity, Months	12 months
Payment made for termination of interest rate swap agreement			$ 21,700,000
Derivative, Gain (Loss) on Derivative, Net				3,100,000
Derivative asset, notional amount					62,719,000	4,895,000
Derivative assets, fair value	978,000	88,000							978,000	88,000
Derivative liabilities, notional amount					16,907,000	21,250,000	14,510,000	24,904,000
Derivative liabilities, fair value	$ 530,000	$ 1,886,000						$ 1,490,000			$ 227,000	$ 396,000	$ 303,000